CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Current assets	€ 36,933	€ 28,137
Cash and cash equivalents	5,849	5,324
Financial assets	12,622	5,351
Trade receivables	5,387	4,680
Inventories	10,992	11,394
Income tax receivables	40	31
Other assets	2,043	1,357
Non-current assets
Non-current assets	26,192	25,090
Financial assets	1,197	5
Intangible assets	1,013	1,143
Property, plant and equipment	23,831	23,774
Investments in joint venture	25	27
Other assets	126	141
Total assets	63,125	53,227
Current liabilities
Current liabilities	10,154	26,215
Trade payables	2,170	1,956
Contract liabilities	4,953	2,911
Financial liabilities	1,234	19,770
Other liabilities and provisions	1,797	1,578
Non-current liabilities
Non-current liabilities	28,112	7,371
Deferred tax liabilities		52
Financial liabilities	28,107	7,314
Other liabilities and provisions	5	5
Equity
Equity	24,859	19,641
Subscribed capital	5,901	4,836
Capital reserves	103,854	88,748
Accumulated deficit	(86,187)	(75,463)
Accumulated other comprehensive income	1,555	1,675
Equity attributable to the owners of the company	25,123	19,796
Non-controlling interest	(264)	(155)
Total equity and liabilities	€ 63,125	€ 53,227